BLACKROCK FUNDS III

BlackRock LifePath® Dynamic Retirement Fund

BlackRock LifePath® Dynamic 2020 Fund

BlackRock LifePath® Dynamic 2025 Fund

BlackRock LifePath® Dynamic 2030 Fund

BlackRock LifePath® Dynamic 2035 Fund

BlackRock LifePath® Dynamic 2040 Fund

BlackRock LifePath® Dynamic 2045 Fund

BlackRock LifePath® Dynamic 2050 Fund

BlackRock LifePath® Dynamic 2055 Fund

BlackRock LifePath® Dynamic 2060 Fund

(each, a “LifePath Dynamic Fund” and collectively, the “LifePath Dynamic Funds”)

Supplement dated June 12, 2017 to the Prospectuses of the LifePath Dynamic Funds

Effective immediately, BlackRock Advantage Emerging Markets Fund, BlackRock Advantage Large Cap Growth Fund and BlackRock Advantage Small Cap Growth Fund, each a series of BlackRock FundsSM, and Master Advantage Large Cap Core Portfolio and Master Advantage Large Cap Value Portfolio, each a series of Master Large Cap Series LLC, will be added as eligible underlying funds for the LifePath Dynamic Funds.

The first two paragraphs of the section of the Prospectuses entitled “Details About the Fund(s) — Information About the Underlying Funds” are deleted in their entirety and replaced with the following:

Five of the Underlying Funds — Active Stock Master Portfolio, CoreAlpha Bond Master Portfolio, International Tilts Master Portfolio, Large Cap Index Master Portfolio and U.S. Total Bond Index Master Portfolio — are diversified portfolios of MIP. Two of the Underlying Funds — Master Advantage Large Cap Core Portfolio and Master Advantage Large Cap Value Portfolio — are diversified portfolios of Master Large Cap Series LLC. Each Master Portfolio may also invest in Total International ex U.S. Index Master Portfolio, a non-diversified portfolio of MIP, and Master Total Return Portfolio, a diversified portfolio of Master Bond LLC.

Eleven of the Underlying Funds — BlackRock Advantage Emerging Markets Fund, BlackRock Advantage Large Cap Growth Fund, BlackRock Advantage Small Cap Growth Fund, BlackRock Commodity Strategies Fund, BlackRock Emerging Markets Fund, Inc., BlackRock Tactical Opportunities Fund, CoreAlpha Bond Master Portfolio, International Tilts Master Portfolio, Master Advantage Large Cap Core Portfolio, Master Advantage Large Cap Value Portfolio and Master Small Cap Index Series — are managed by BlackRock Advisors, LLC (“BAL”), an affiliate of BFA and administrator for the Funds.

The section of the Prospectuses entitled “Details About the Fund(s) — Information About the Underlying Funds” is amended to add the following:

BlackRock Advantage Emerging Markets Fund

BlackRock Advantage Emerging Markets Fund (formerly known as BlackRock Emerging Markets Long/Short Equity Fund) seeks long-term capital appreciation. Under normal circumstances, BlackRock Advantage Emerging Markets Fund seeks to invest at least 80% of its net assets plus the amount of any borrowings for investment purposes in equity securities issued by, or tied economically to, companies in emerging markets and derivatives that have similar economic characteristics to such securities. BAL considers an emerging market country to include any country that is: (1) generally recognized to be an emerging market country by the international financial community, including the World Bank; (2) classified by the United Nations as a developing country; or (3) included in the MSCI Emerging Markets IndexSM (the “MSCI EM Index”). BAL determines that an investment is tied economically to an emerging market if such investment satisfies one or more of the following conditions: (1) the issuer’s primary trading market is in an emerging market; (2) the issuer is organized under the laws of, derives at least 50% of its revenue from, or has at least 50% of its assets in emerging markets; (3) the investment is included in an index representative of emerging markets; and (4) the investment is exposed to the economic risks and returns of emerging markets. BlackRock Advantage Emerging Markets Fund primarily intends to invest in equity securities, which include common stock, preferred stock and convertible securities, or other financial instruments that are components of, or have characteristics similar to, the securities included in the MSCI EM Index. The MSCI EM Index is a capitalization-weighted index from a broad range of industries chosen for market size, liquidity and industry group representation. BlackRock Advantage Emerging Markets Fund primarily seeks to buy common stock and may also invest in preferred stock and convertible securities. From time to time, BlackRock Advantage Emerging Markets Fund may invest in shares of companies through “new issues” or initial public offerings (“IPOs”). BlackRock Advantage Emerging Markets Fund may use derivatives, including options, futures, swaps, forward contracts and contracts for difference, both to seek to increase the return of BlackRock Advantage Emerging Markets Fund and to hedge (or protect) the value of its assets against adverse movements in currency exchange rates, interest rates and movements in the securities markets. In order to manage cash flows into or out of BlackRock Advantage Emerging Markets Fund effectively, BlackRock Advantage Emerging Markets Fund may buy and sell financial futures contracts or options on such contracts. The use of options, futures, swaps, forward contracts and contracts for difference can be effective in protecting or enhancing the value of BlackRock Advantage Emerging Markets Fund’s assets.

BlackRock Advantage Large Cap Growth Fund

BlackRock Advantage Large Cap Growth Fund (formerly known as BlackRock Flexible Equity Fund) seeks long-term capital appreciation. Under normal circumstances, BlackRock Advantage Large Cap Growth Fund seeks to invest at least 80% of its net assets plus the amount of any borrowings for investment purposes in large cap equity securities of U.S. issuers and derivatives that have similar economic characteristics to such securities. For purposes of BlackRock Advantage Large Cap Growth Fund’s 80% policy, large cap equity securities are equity securities that at the time of purchase have a market capitalization within the range of companies included in the Russell 1000® Growth Index (the “Russell 1000 Growth Index”). BlackRock Advantage Large Cap Growth Fund is a growth fund and primarily intends to invest in equity securities, which include common stock, preferred stock and convertible securities, or other financial instruments that are components of, or have characteristics similar to, the securities included in the Russell 1000 Growth Index. The Russell 1000 Growth Index is a capitalization-weighted index from a broad range of industries chosen for market size, liquidity and industry group representation. BlackRock Advantage Large Cap Growth Fund primarily seeks to buy common stock and may also invest in preferred stock and convertible securities. From time to time, BlackRock Advantage Large Cap Growth Fund may invest in shares of companies through “new issues” or initial public offerings (“IPOs”). BlackRock Advantage Large Cap Growth Fund may use derivatives, including options, futures, swaps, forward contracts and contracts for difference, both to seek to increase the return of BlackRock Advantage Large Cap Growth Fund and to hedge (or protect) the value of its assets against adverse movements in interest rates and movements in the securities markets. In order to manage cash flows into or out of BlackRock Advantage Large Cap Growth Fund effectively, BlackRock Advantage Large Cap Growth Fund may buy and sell financial futures contracts or options on such contracts. The use of options, futures, swaps, forward contracts and contracts for difference can be effective in protecting or enhancing the value of BlackRock Advantage Large Cap Growth Fund’s assets.

BlackRock Advantage Small Cap Growth Fund

BlackRock Advantage Small Cap Growth Fund (formerly known as BlackRock Small Cap Growth Equity Portfolio) seeks long-term capital growth. Under normal circumstances, BlackRock Advantage Small Cap Growth Fund will invest at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities of small cap companies and at least 80% of its net assets (plus any borrowings for investment purposes) in securities or instruments of issuers located in the United States. Equity securities consist primarily of common stock, preferred stock, securities convertible into common stock and securities or other instruments whose price is linked to the value of common stock, such as derivatives. BlackRock Advantage Small Cap Growth Fund seeks to buy primarily common stock but also can invest in preferred stock, convertible securities and other equity securities. BlackRock Advantage Small Cap Growth Fund management team focuses on small capitalization companies that BlackRock Advantage Small Cap Growth Fund management believes have above average prospects for earnings growth. Although a universal definition of small-capitalization companies does not exist, BlackRock Advantage Small Cap Growth Fund generally defines these companies as those with market capitalizations, at the time of BlackRock Advantage Small Cap Growth Fund’s investment, comparable in size to the companies in the Russell 2000® Index (between approximately $133 million and $3.86 billion as of May 27, 2016). In the future, BlackRock Advantage Small Cap Growth Fund may define small-capitalization companies using a different index or classification system. From time to time BlackRock Advantage Small Cap Growth Fund may invest in shares of companies through “new issues” or initial public offerings (“IPOs”). BlackRock Advantage Small Cap Growth Fund may use derivatives, including options, warrants, futures, indexed securities, inverse securities, swaps and forward contracts both to seek to increase the return of BlackRock Advantage Small Cap Growth Fund and to hedge (or protect) the value of its assets against adverse movements in currency exchange rates, interest rates and movements in the securities markets. In order to manage cash flows into or out of BlackRock Advantage Small Cap Growth Fund effectively, BlackRock Advantage Small Cap Growth Fund may buy and sell financial futures contracts or options on such contracts. The use of options, futures, indexed securities, inverse securities, swaps and forward contracts can be effective in protecting or enhancing the value of BlackRock Advantage Small Cap Growth Fund’s assets.

Master Advantage Large Cap Core Portfolio

Master Advantage Large Cap Core Portfolio (formerly known as Master Large Cap Core Portfolio) seeks long-term capital growth. In other words, Master Advantage Large Cap Core Portfolio tries to choose investments that will increase in value. Current income from dividends and interest will not be an important consideration in selecting portfolio securities. Under normal circumstances, Master Advantage Large Cap Core Portfolio seeks to invest at least 80% of its net assets plus the amount of any borrowings for investment purposes in large cap equity securities and derivatives that have similar economic characteristics to such securities. For purposes of Master Advantage Large Cap Core Portfolio’s 80% policy, large cap equity securities are equity securities that at the time of purchase have a market capitalization within the range of companies included in the Russell 1000® Index (the “Russell 1000 Index”). Master Advantage Large Cap Core Portfolio primarily intends to invest in equity securities, which include common stock, preferred stock and convertible securities, or other financial instruments that are components of, or have characteristics similar to, the securities included in the Russell 1000 Index. The Russell 1000 Index is a capitalization-weighted index from a broad range of industries chosen for market size, liquidity and industry group representation. Master Advantage Large Cap Core Portfolio primarily seeks to buy common stock and may also invest in preferred stock and convertible securities. From time to time, Master Advantage Large Cap Core Portfolio may invest in shares of companies through “new issues” or initial public offerings (“IPOs”). Master Advantage Large Cap Core Portfolio may use derivatives, including options, futures, swaps, forward contracts and contracts for difference, both to seek to increase the return of Master Advantage Large Cap Core Portfolio and to hedge (or protect) the value of its assets against adverse movements in currency exchange rates, interest rates and movements in the securities markets. In order to manage cash flows into or out of Master Advantage Large Cap Core Portfolio effectively, Master Advantage Large Cap Core Portfolio may buy and sell financial futures contracts or options on such contracts. The use of options, futures, swaps, forward contracts and contracts for difference can be effective in protecting or enhancing the value of Master Advantage Large Cap Core Portfolio’s assets. Master Advantage Large Cap Core Portfolio may seek to provide exposure to the investment returns of real assets that trade in the commodity markets through investment in commodity-linked derivative instruments and investment vehicles such as exchange-traded funds that invest exclusively in commodities and are designed to provide this exposure without direct investment in physical commodities.

Master Advantage Large Cap Value Portfolio

Master Advantage Large Cap Value Portfolio (formerly known as Master Large Cap Value Portfolio) seeks long-term capital growth. In other words, Master Advantage Large Cap Value Portfolio tries to choose investments that will increase in value. Under normal circumstances, Master Advantage Large Cap Value Portfolio seeks to invest at least 80% of its net assets plus the amount of any borrowings for investment purposes in large cap equity securities of U.S. issuers and derivatives that have similar economic characteristics to such securities. For purposes of Master Advantage Large Cap Value Portfolio’s 80% policy, large cap equity securities are equity securities that at the time of purchase have a market capitalization within the range of companies included in the Russell 1000® Value Index (the “Russell 1000 Value Index”). Master Advantage Large Cap Value Portfolio primarily intends to invest in equity securities, which include common stock, preferred stock and convertible securities, or other financial instruments that are components of, or have characteristics similar to, the securities included in the Russell 1000 Value Index. The Russell 1000 Value Index is a capitalization-weighted index from a broad range of industries chosen for market size, liquidity and industry group representation. Master Advantage Large Cap Value Portfolio primarily seeks to buy common stock and may also invest in preferred stock and convertible securities. From time to time, Master Advantage Large Cap Value Portfolio may invest in shares of companies through “new issues” or initial public offerings (“IPOs”). Master Advantage Large Cap Value Portfolio may use derivatives, including options, futures, swaps, forward contracts and contracts for difference, both to seek to increase the return of Master Advantage Large Cap Value Portfolio and to hedge (or protect) the value of its assets against adverse movements in currency exchange rates, interest rates and movements in the securities markets. In order to manage cash flows into or out of Master Advantage Large Cap Value Portfolio effectively, Master Advantage Large Cap Value Portfolio may buy and sell financial futures contracts or options on such contracts. The use of options, futures, swaps, forward contracts and contracts for difference can be effective in protecting or enhancing the value of Master Advantage Large Cap Value Portfolio’s assets. Master Advantage Large Cap Value Portfolio may seek to provide exposure to the investment returns of real assets that trade in the commodity markets through investment in commodity-linked derivative instruments and investment vehicles such as exchange-traded funds that invest exclusively in commodities and are designed to provide this exposure without direct investment in physical commodities.

Shareholders should retain this Supplement for future reference.

PRO-LPD-0617SUP